CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 66,320		$ 83,642	$ 94,712		$ 77,015
Marketable securities	40,239		53,341			95,445
Accounts receivable, net	26,784		21,818			18,936
Prepaid expenses and other current assets	11,746		5,453			6,799
Restricted cash, current	0		1,101			1,092
Total current assets	145,089		165,355			199,287
Property and equipment, net	12,294		5,718			1,659
Operating lease right-of-use assets	61,090		37,776			3,297	$ 5,400
Intangible assets, net	5,298		6,987			9,064
Goodwill	1,211		1,211			1,211
Other assets	4,961		700			478
Total assets	229,943		217,747			220,873
Current liabilities:
Accounts payable	4,360		3,354			3,339
Operating lease liabilities, current	6,978		3,348			3,130	2,800
Liability for unvested restricted stock	6,194		10,483			16,201
Accrued expenses	20,960		14,998			8,122
Total current liabilities	38,492		32,183			30,792
Long-term operating lease liabilities	63,448		36,254			211	$ 2,600
Total liabilities	101,940		68,437			31,003
Commitments and contingencies
Redeemable convertible preferred stock	447,166	$ 447,166	447,166	447,166	$ 447,166	447,166		$ 277,362
Stockholders' deficit:
Common stock	3		3			3
Additional paid-in capital	132,371		87,952			52,446
Accumulated other comprehensive income (loss)	(521)		(797)			35
Accumulated deficit	(451,016)		(385,014)			(309,780)
Total stockholders' equity (deficit)	(319,163)	$ (317,039)	(297,856)	$ (293,940)	$ (283,214)	(257,296)		$ (208,740)
Total liabilities, common stock subject to possible redemption, redeemable convertible preferred stock and stockholders’ deficit	$ 229,943		$ 217,747			$ 220,873